UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549


                                   FORM N-Q

  CERTIFIED SHAREHOLDERS REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




Investment Company Act file number                   811-10419

Exact Name of registrant as specified in charter     NorthQuest Capital
                                                     Fund, Inc.

Address of principal executive offices               16 Rimwood Lane
                                                     Colts Neck, NJ 07722

Name and address of agent for service                Peter J. Lencki
                                                     16 Rimwood Lane
                                                     Colts Neck, NJ 07722

Registrants telephone number, including area code    732-842-3465

Date of fiscal year end:                             12/31/2010

Date of reporting period:                            09/30/2010

































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(page)
Item 1. Report to Shareholders.



















                         NORTHQUEST CAPITAL FUND, INC.

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

                                September 30, 2010


















                         NorthQuest Capital Fund, Inc.
                                16 Rimwood Lane
                             Colts Neck, NJ  07722
                                 1-800-698-5261

                             www.NorthQuestFund.com












                                     -ii-



(page)
                         NORTHQUEST CAPITAL FUND, INC.



                                                             September 30, 2010


To the Shareholders of NorthQuest Capital Fund, Inc.:

    Our Fund began the year at a share price of $10.18 and ended the past nine months at $10.16. The Fund's total return, year to date before taxes for this period, decreased .20%. NorthQuest has 210,843 shares outstanding with total net assets of $2,141,891. The following table may be helpful in comparing the Fund's performance with other investments and financal indices.

                              Performance Comparison
  The Fund & Other Indexes                              Year-To-Date (Loss)
  ------------------------                              -------------------
   NorthQuest Capital Fund                                    (0.20 %)
   Dow Jones Industrial                                        3.45 %
   NASDAQ Composite                                            4.38 %
   S&P 500                                                     2.34 %


Third Quarter Activity
   The Fund purchased 1,400 shares of Medtronic Inc. ("MDT") common stock securities. This brings the Fund's total share count of MDT to 3,200 shares. Medtronic manufactures medical devices and technologies. Some of these products and therapies include pacemakers, deep brain stimulation therapy, spinal im-plants, surgical navigation tools and targeted drug delivery systems.
   The Medtronic purchase fits into our defensive strategy for the following reasons:
       1. The MDT stock price was deeply undervalued which provided the Fund a considerable "margin of safety". The recently passed Obama health care program has hurt the stock prices of many public health care compan-ies. The new law is increasing medical costs and will eventually lead to less medical care for patients. Most importantly it violates the Constitution. These deficiencies will provide the courts and/or a future conservative U.S. congress the means of attack to overturn the Obama health care program.
       2. Approximately 41% of MDT revenues are from outside the U.S.
       3. The estimated return on MDT 2010 free cash flow per share is over 9%
       4. The MDT dividend payout over next 12 months is 2.69%
       5. A growing elderly population here and abroad will increase demand for medical products and procedures.
The NorthQuest defensive strategy is to invest in public corporations that will provide protection against a depreciating U.S. dollar which has resulted from reckless federal government spending, regulation and indebtedness.

   This quarterly report includes the Fund's "Schedule of Investments" and each shareholders' account statement. Please do not hesitate to call or write me any comments or questions that you may have about this report.

Sincerely,

/s/ Peter J. Lencki
       President




                                       1



(page)                   NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                     Schedule of Investments - (Unaudited)
                     -------------------------------------
                              September 30, 2010
                              ------------------


                                                                    Fair
COMMON STOCKS - 65.18%                  Shares         Cost         Value
----------------------                  ------         ----         -----


Biotechnology Industry - 5.66%
------------------------------
Amgen Inc. *                             2,200   $   126,843   $   121,242
                                                   ----------    ----------


Computer Hardware & Software - 9.19%
------------------------------------
Fiserv Inc. *                            2,500       109,333       134,550
Symantec Corp. *                         4,100        39,478        62,197
                                                   ----------    ----------
                                                     148,811       196,747
                                                   ----------    ----------


Defense Industry - 8.80%
------------------------
General Dynamics Corp.                   3,000       100,926       188,430
                                                   ----------    ----------


Electrical Products/Equipment - 3.44%
-------------------------------------
Emerson Electric Co.                     1,400        53,883        73,724
                                                   ----------    ----------


Financial Services - 2.52%
--------------------------
U.S. Bancorp                             2,500        74,356        54,050
                                                   ----------    ----------


Diversified Industrials - 12.18%
-------------------------------
Parker Hannifin Corp.                    2,200       154,608       154,132
United Technologies Corp.                1,500        67,597       106,845
                                                   ----------    ----------
                                                     222,205       260,977
                                                   ----------    ----------


Machinery Industry - 4.40%
--------------------------
Donaldson Co.                            2,000        43,375        94,260
                                                   ----------    ----------


   The accompanying notes are an integral part of these financial statements.
                                       2



(page)
                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
               Schedule of Investments - (Unaudited) (continued)
               -------------------------------------------------
                              September 30, 2010
                              ------------------


                                                                    Fair
COMMON STOCKS - 65.18%                  Shares         Cost         Value
----------------------                  ------         ----         -----


Medical Supplies Industry - 10.39%
-------------------------
Medtronic Inc.                           3,200   $   136,567   $   107,456
Stryker Corp.                            2,300        72,731       115,115
                                                   ----------    ----------
                                                     209,298       222,571
                                                   ----------    ----------


Petroleum & Chemical Industry - 4.33%
-------------------------------------
Exxon Mobil Corporation                  1,500        98,847        92,685
                                                   ----------    ----------


Steel Industry - 4.27%
----------------------
Reliance Steel & Aluminum                2,200        77,197        91,366
                                                   ----------    ----------


TOTAL COMMON STOCKS                              $ 1,155,741     1,396,052
                                                   ----------    ----------


OTHER ASSETS LESS LIABILITIES - 34.82%                             745,839
                                                                 ----------


NET ASSETS - 100.00%                                           $ 2,141,891
                                                                 ==========






* Non-income producing during the period.









  The accompanying notes are an integral part of these financial statements.
                                       3



(page)

                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
               Schedule of Investments - (Unaudited) (continued)
               -------------------------------------------------
                              September 30, 2010
                              ------------------

    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

       Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

       Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either direct-ly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

       Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market partici-pant would use in valuing the asset or liability, and would be based on the best information available.

    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

    The following is a summary of inputs used as of September 30, 2010 in valu-ing the Fund's investments carried at value:

    Investment in Securities      Level 1      Level 2      Level 3      Total
                               -----------  -----------  -----------  ----------

     Common Stocks             $1,396,052   $    -       $    -       $1,396,052
     Short-Term Investments             0        -            -                0
                               -----------  -----------  -----------  ----------

                               $1,396,052   $    -       $    -       $1,396,052
                               ===========  ===========  ===========  ==========


















  The accompaning notes are an integral part of these financial statements.
                                       4



(page)
                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                         Notes to Financial Statements
                         -----------------------------
                              September 30, 2010
                              ------------------
                                  (Unaudited)
                                  -----------



   At September 30, 2010, the gross unrealized appreciation for all securities totaled $301,967 and the gross unrealized depreciation for all securities totaled $61,656 or a net unrealized appreciation of $240,311. The aggregate cost of securities for federal tax purposes at September 30, 2010 was $1,155,741.

   Note 1 - Security Valuation: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the prcing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, or when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when re-stricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors in accordance with the Fund's "Fair Value Policy" that has been authorized by the Fund's Board. The Board has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.





























                                       5



(page)




                              Investment Advisor
                              ------------------

                         Emerald Research Corporation
                                16 Rimwood Lane
                              Colts Neck, NJ 07722



                                   Custodian
                                   ---------

                         Charles Schwab & Company, Inc.
                                70 White Street
                              Red Bank, NJ 07701



                                 Transfer Agent
                                 --------------

                         Emerald Research Corporation
                                16 Rimwood Lane
                              Colts Neck, NJ 07722



                 Independent Registered Public Accounting Firm
                 ---------------------------------------------

                               Sanville & Company
                               1514 Old York Road
                               Abington, PA 19001



                                 Legal Counsel
                                 -------------

                              The Sourlis Law Firm
                                  The Galleria
                                2 Bridge Avenue
                               Red Bank, NJ 07701






This report and the financial statements contained herein are submitted for the general information of shareholders and not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of NorthQuest Capital Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and material information.

                                      iii



(page)
Item 2. Controls and Procedures

(a) The Registrants President and Chief Financial Officer, Peter J. Lencki, has concluded that the Registrant's disclosure controls and procedures (as de-fined in Rule 30a -3(c) under the Investment Company Act of 1940 (the "1940 Act") are effective , as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

   A. EX99Q310.CER
      A separate certification of the principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 is filed as an exhibit to and part of this Form N-Q.


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


   (Registrant)                                    NorthQuest Capital Fund, Inc.

   By (Signature and Title)                          /s/ Peter J. Lencki
                                                         ---------------
                                                         Peter J. Lencki
                                                         President
                                                         Chief Financial Officer
   Date:  10/18/2010



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in capacities and on the dates indicated.


   (Registrant)                                    NorthQuest Capital Fund, Inc.

   By (Signature and Title)                          /s/ Peter J. Lencki
                                                         ---------------
                                                         Peter J. Lencki
                                                         President
                                                         Chief Financial Officer
   Date: 10/18/2010


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